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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-06106


                          Pioneer Mid Cap Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  November 1, 2003 through April 30, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO SHAREOWNERS.

                                  PIONEER
                            -----------------------
                                  MID CAP VALUE
                                      FUND

                                   Semiannual
                                     Report

                                     4/30/04

                                 (LOGO) PIONEER
                                        Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                         1

Portfolio Summary                                                             2

Performance Update                                                            3

Portfolio Management Discussion                                               8

Schedule of Investments                                                      11

Financial Statements                                                         18

Notes to Financial Statements                                                27

Trustees, Officers and Service Providers                                     33

Programs and Services for Shareowners                                        34

Retirement Plans from Pioneer                                                36

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 4/30/04
--------------------------------------------------------------------------------


Dear Shareowner,
--------------------------------------------------------------------------------

Last year's stock market rally carried over into early 2004 but ran out of steam as investors reassessed the dramatic rise in stock valuations. The technology-rich NASDAQ Composite Index, having risen the fastest, was the first to feel pressure; the Dow Jones Industrial Average and Standard & Poor's 500 soon gave up some gains as well. Heading into April, these major indicators were little changed from year-end levels but well ahead of where they stood a year ago.

In general terms, smaller companies outperformed large companies, and emerging markets outpaced developed countries, as both benefited from weakness in the U.S. dollar. Corporate bonds, here and overseas, recorded strong gains. U.S. Treasury issues also performed well, as the Federal Reserve Board signaled that it was in no hurry to raise interest rates, given the mixed economic data it was seeing.

Those mixed economic reports were also responsible for the stock market's sluggishness. While corporate profits expanded at a healthy rate, unemployment remained high and consumer confidence dropped sharply in February. Increased productivity, a company's ability to produce more goods or services for each hour worked, was a major factor in the disappointing pace of job creation. However, jobs data improved markedly in March when the government reported U.S. employers had added over 300,000 jobs, the largest figure in years; at the same time, January and February numbers were revised upward. Payroll expansion reached into most sectors, while employment held steady in manufacturing after a long period of declines. The markets reacted positively to the jobs report. We believe that renewed hiring means companies are optimistic about the outlook for profits in the months ahead. In fact, many businesses are building up inventories in expectation of increased product demand.

The key drivers of the expansion, low interest rates and reduced federal income taxes, remain in place. Consequently, we think the U.S. economy retains impressive growth potential through the rest of this year. An expanding economy could have implications for the way your portfolio is balanced, so an appointment with your professional financial advisor may well be in order.

More growth choices from Pioneer

When you talk to your advisor, ask to hear about the Pioneer Oak Ridge and Pioneer Papp Funds. These six additions to our product lineup are designed to broaden your opportunities to pursue growth. Please consider each fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.


Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood
President
Pioneer Investment Management, Inc.


Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 4/30/04
--------------------------------------------------------------------------------


Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

(THE FOLLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED DOCUMENT)

U.S. Common Stocks                                                        94.6%
Temporary Cash Investments                                                 4.4%
Depositary Receipts for International Stocks                               1.0%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

(THE FOLLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED DOCUMENT)

Financials                                                                 21.2%
Consumer Discretionary                                                     15.5%
Industrials                                                                11.8%
Health Care                                                                11.8%
Information Technology                                                     10.8%
Materials                                                                   7.7%
Energy                                                                      7.0%
Utilities                                                                   6.8%
Consumer Staples                                                            5.8%
Telecommunication Services                                                  1.6%


 10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

  1. CIGNA Corp.                                                           2.54%
  2. Foot Locker, Inc.                                                     2.47
  3. W.W. Grainger, Inc.                                                   2.38
  4. Mattel, Inc.                                                          2.26
  5. NCR Corp.                                                             2.06
  6. Triad Hospitals, Inc.                                                 2.06
  7. Safeco Corp.                                                          1.86
  8. Charter One Financial, Inc.                                           1.82
  9. ITT Industries, Inc.                                                  1.80
 10. R.R. Donnelly & Sons Co., Inc.                                        1.78

*This list excludes money market and derivative investments. Fund holdings will vary for other periods.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/04                                        CLASS A SHARES
--------------------------------------------------------------------------------


Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 4/30/04      10/31/03
                          $23.77       $22.25

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(11/1/03 - 4/30/04)       Income       Capital Gains   Capital Gains
                          $0.0306      $0.1778         $0.3145

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Value Fund at public offering price, compared to that of the Russell Midcap Value Index.

Average Annual Total Returns
(As of April 30, 2004)

                 Net Asset        Public Offering
Period             Value              Price*
 10 Years          11.87%             11.22%
 5 Years            9.65               8.37
 1 Year            36.78              28.89


 All returns reflect reinvestment of distributions at net asset value.

*Reflects deduction of the maximum 5.75% sales charge at the beginning of the period.

Value of $10,000 Investment

  (THE FOLLOWING DATA WAS REPRESENTED BY A LINE CHART IN THE PRINTED DOCUMENT)

--------------------------------------------------------------------------------
   Date                Pioneer Mid Cap               Russell Midcap
                         Value Fund*                  Value Index
--------------------------------------------------------------------------------

4/30/1994                  $ 9,425                     $10,000
10/31/1994                 $10,544                     $10,260
10/31/1995                 $12,581                     $12,563
                           $14,231                     $15,222
10/31/1997                 $17,457                     $20,163
                           $15,932                     $21,323
10/31/1999                 $17,529                     $22,538
                           $21,036                     $25,211
10/31/2001                 $21,425                     $24,866
                           $20,141                     $24,126
10/31/2003                 $26,470                     $32,199
4/30/2004                  $28,950                     $34,870
--------------------------------------------------------------------------------

Data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book and lower forecasted growth values. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/04                                        CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 4/30/04      10/31/03
                          $21.77       $20.48

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(11/1/03 - 4/30/04)       Income       Capital Gains   Capital Gains
                          $ -          $0.1778         $0.3145

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Value Fund, compared to that of the Russell Midcap Value Index.

Average Annual Total Returns
(As of April 30, 2004)
                   If                If
Period            Held            Redeemed*
10 Years         11.00%            11.00%
5 Years           8.75              8.61
1 Year           35.56             31.56


All returns reflect reinvestment of distributions at net asset value.

* Reflects deduction of the maximum applicable contingent deferred sales charge
  (CDSC) at the end of the period. The maximum CDSC of 4% declines to zero over six years.

Value of $10,000 Investment+

  (THE FOLLOWING DATA WAS REPRESENTED BY A LINE CHART IN THE PRINTED DOCUMENT)

--------------------------------------------------------------------------------
   Date                Pioneer Mid Cap              Russell Midcap
                         Value Fund*                 Value Index
--------------------------------------------------------------------------------

4/30/1994                  $10,000                    $10,000
10/31/1994                 $11,154                    $10,260
10/31/1995                 $13,209                    $12,563
                           $14,829                    $15,222
10/31/1997                 $18,047                    $20,163
                           $16,356                    $21,323
10/31/1999                 $17,847                    $22,538
                           $21,246                    $25,211
10/31/2001                 $21,461                    $24,866
                           $20,011                    $24,126
10/31/2003                 $26,071                    $32,199
4/30/2004                  $28,387                    $34,870
--------------------------------------------------------------------------------

Data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

+ Index comparison begins 4/30/94. The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book and lower forecasted growth values. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/04                           CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 4/30/04      10/31/03
                          $21.61       $20.34

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(11/1/03 - 4/30/04)       Income       Capital Gains   Capital Gains
                          $ -          $0.1778         $0.3145

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Value Fund at public offering price, compared to that of the Russell Midcap Value Index.

Average Annual Total Returns
(As of April 30, 2004)

                   If                If
Period            Held            Redeemed*
 Life-of-Class
 (1/31/96)         8.72%            8.72%
 5 Years           8.68             8.68
 1 Year           35.50            35.50

 All returns reflect reinvestment of distributions at net asset value.

* The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. Class C shares held for less than 1 year are subject to a 1% contingent deferred sales charge.

Value of $10,000 Investment

  (THE FOLLOWING DATA WAS REPRESENTED BY A LINE CHART IN THE PRINTED DOCUMENT)

--------------------------------------------------------------------------------
   Date                Pioneer Mid Cap              Russell Midcap
                         Value Fund*                 Value Index
--------------------------------------------------------------------------------

1/31/1996                 $10,000                     $10,000
10/31/1996                $10,449                     $11,094
10/31/1997                $12,721                     $14,696
                          $11,527                     $15,541
10/31/1999                $12,567                     $16,427
                          $14,945                     $18,374
10/31/2001                $15,089                     $18,123
                          $14,055                     $17,584
10/31/2003                $18,313                     $23,470
4/30/2004                 $19,934                     $25,417

Data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book and lower forecasted growth values. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/04                           CLASS R SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 4/30/04      10/31/03
                          $23.68       $22.25

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(11/1/03 - 4/30/04)       Income       Capital Gains   Capital Gains
                          $0.1007      $0.1778         $0.3145

 Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Value Fund at public offering price, compared to that of the Russell Midcap Value Index.

  Average Annual Total Returns**
      (As of April 30, 2004)
                  If                 If
Period           Held             Redeemed*
 10 Years        11.37%            11.37%
 5 Years          9.21              9.21
 1 Year          36.69             36.69


All returns reflect reinvestment of distributions at net asset value.

* Reflects deduction of the 1% CDSC. Shares sold within 18 months of purchase may be subject to the CDSC.

Value of $10,000 Investment

  (THE FOLLOWING DATA WAS REPRESENTED BY A LINE CHART IN THE PRINTED DOCUMENT)

--------------------------------------------------------------------------------
   Date                Pioneer Mid Cap              Russell Midcap
                         Value Fund*                 Value Index
--------------------------------------------------------------------------------

4/30/1994                 $10,000                     $10,000
10/31/1994                $11,159                     $10,260
10/31/1995                $13,249                     $12,563
                          $14,915                     $15,222
10/31/1997                $18,200                     $20,163
                          $16,534                     $21,323
10/31/1999                $18,104                     $22,538
                          $21,606                     $25,211
10/31/2001                $21,896                     $24,866
                          $20,495                     $24,126
10/31/2003                $26,872                     $32,199
4/30/2004                 $29,368                     $34,870

     Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

     The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

** The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares.

     The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book and lower forecasted growth values. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/04                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 4/30/04   10/31/03
                          $24.27    $22.73

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(11/1/03 - 4/30/04)       Income       Capital Gains   Capital Gains
                          $0.1135      $0.1778         $0.3145

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Value Fund, compared to that of the Russell Midcap Value Index.


Average Annual Total Returns*
(As of April 30, 2004)
                      If           If
Period               Held       Redeemed*
Life-of-Class
(7/2/98)             7.76%        7.76%
5 Years             10.19        10.19
1 Year              37.46        37.46


* All returns reflect reinvestment of distributions at net asset value.

Value of $10,000 Investment

  (THE FOLLOWING DATA WAS REPRESENTED BY A LINE CHART IN THE PRINTED DOCUMENT)

--------------------------------------------------------------------------------
   Date                Pioneer Mid Cap              Russell Midcap
                         Value Fund*                 Value Index
--------------------------------------------------------------------------------

7/31/1998                 $10,000                     $10,000
10/31/1998                 $8,861                      $9,685
10/31/1999                 $9,795                     $10,237
                          $11,809                     $11,451
10/31/2001                $12,088                     $11,295
                          $11,418                     $10,959
10/31/2003                $15,081                     $14,624
4/30/2004                 $16,535                     $15,837

Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

+ Index comparison begins 7/31/98. The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book and lower forecasted growth values. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 4/30/04
--------------------------------------------------------------------------------


Stock prices continued to climb during the six months ended April 30, 2004, although new worries about the direction of interest rate moves, and concerns about instability in Iraq, added to the volatility of the market. In the following discussion, Rod Wright, leader of the team that manages Pioneer Mid Cap Value Fund, provides an update on the Fund, its investment strategies and the economic environment during the six-month period.

Q: How did the Fund perform?

A: The Fund did very well during a period of changing sentiment in the market.
   The Fund's Class A shares had a total return of 9.37% for the six months ended April 30, 2004, while Class B and Class C shares returned 8.89% and 8.85%, respectively, all at net asset value. During the same period, the Standard & Poor's 500 Index, a benchmark for large-cap stocks, rose by 6.27%, while the Russell Midcap Value Index gained 8.30%.

Q: How would you characterize the market during the six months?

A: It was a period of volatility and shifting trends. During the first two months of the period - the final two months of 2003 - we saw a continuation of the pattern that had characterized much of the year. As optimism grew that the economy was finally emerging from its slump and that corporate profits would continue to increase, stock prices rose, led by lower quality companies with weaker balance sheets. Technology stocks typically were among the performance leaders. That pattern began to change and the market became more volatile in the early weeks of 2004, amid worries that interest rates were beginning to rise and that the situation in Iraq was more troublesome than earlier believed. Interest rates did rise substantially from the middle of March through the end of April, which undermined the valuations of many technology companies, as well as the stocks in sectors particularly sensitive to changes in interest rates, such as financial services and utilities.

   Fortunately, the Fund was well positioned for this change in the direction of interest rates. Our underweight positions among financial and utility companies helped performance, as did our de-emphasis of technology companies.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Q: What types of investments tended to help performance?

A: Our strategy emphasizes fundamental analysis of companies and individual stock-picking, rather than major sector decisions based on macroeconomic trends. We seek good companies at attractive valuations, irrespective of their industry. The biggest single contributor to performance was sports retailer Foot Locker, a major holding, which posted strong earnings gains during the period. But we also enjoyed excellent results from our selections in the health-care and energy sectors.

   In the health-care sector, top performers included medical-supply company Becton, Dickinson, and dental-supply company Apogent Technologies, which received a takeover offer during the period. Our investment in Wellpoint Health Networks, an HMO, also appreciated sharply as it merged with Anthem.

   In the energy sector, top performers included Transocean, a deepwater drilling company, and Occidental Petroleum, a fully integrated energy corporation.

   While the stock prices of many technology companies discouraged us from investing, we did have some excellent results in the sector, including NCR, a hardware and systems company, and Autodesk, a software firm.

   We also enjoyed excellent results from ConAgra, an agricultural-products and food-processing firm, and Republic Services, a waste-disposal corporation.

Q: What types of investments were disappointing during the period?

A: Basic materials companies, which had supported the Fund's performance during 2003, tended to detract from results as interest rates began to rise. A good example was mining company Freeport-McMoRan, which we have eliminated from the portfolio.

   Securities transaction processor Investment Technology Group declined when its trading volumes declined, while toy maker Mattel fell when analysts began doubting the continued strength of the Barbie line.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 4/30/04                           (continued)
--------------------------------------------------------------------------------


Q: What is your investment outlook?

A: We continue to be encouraged by the strong economy and the inexpensive dollar, which helps domestic companies compete globally. While interest rates have started to increase and the Federal Reserve is expected to raise short-term rates this year, rates are likely to remain relatively low when compared to historical standards. However, the stock market has enjoyed an extraordinary rally since March 2003, and many companies already are selling at high valuations based on anticipations of strong future earnings growth. As a result, while we are optimistic about the economy, we are more guarded about opportunities in the overall market, and we will continue to emphasize strong companies with attractive stock valuations.


Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/04 (unaudited)
--------------------------------------------------------------------------------


Shares                                                                     Value
            COMMON STOCKS - 98.0%
            Energy - 6.8%
            Integrated Oil & Gas - 1.0%
350,000     Occidental Petroleum Corp.                              $ 16,520,000
                                                                    ------------
            Oil & Gas Drilling - 3.1%
450,000     ENSCO International, Inc.                               $ 12,316,500
300,000     Nabors Industries, Inc.*                                  13,308,000
500,000     Transocean Offshore, Inc.*                                13,885,000
325,000     Weatherford International, Inc. (b)*                      14,131,000
                                                                    ------------
                                                                    $ 53,640,500
                                                                    ------------
            Oil & Gas Exploration & Production - 2.0%
250,000     Devon Energy Corp.                                      $ 15,300,000
575,000     Pioneer Natural Resources Co.                             18,808,250
                                                                    ------------
                                                                    $ 34,108,250
                                                                    ------------
            Oil & Gas Refining Marketing & Transportation - 0.7%
175,000     Sun Company, Inc.                                       $ 11,007,500
                                                                    ------------
            Total Energy                                            $115,276,250
                                                                    ------------
            Materials - 7.6%
            Commodity Chemicals - 1.0%
350,000     Air Products & Chemicals, Inc.                          $ 17,433,500
                                                                    ------------
            Diversified Chemical - 1.5%
425,000     PPG Industries, Inc.                                    $ 25,206,750
                                                                    ------------
            Diversified Metals & Mining - 1.5%
375,000     Phelps Dodge Corp.*                                     $ 24,686,250
                                                                    ------------
            Metal & Glass Containers - 1.5%
375,000     Ball Corp.                                              $ 24,750,000
                                                                    ------------
            Paper Products - 1.8%
850,000     Flowserve Corp.*                                        $ 18,164,500
450,000     Meadwestvaco Corp.                                        11,767,500
                                                                    ------------
                                                                    $ 29,932,000
                                                                    ------------
            Precious Metals & Minerals - 0.3%
150,000     Newmont Mining Corp.                                    $  5,610,000
                                                                    ------------
            Total Materials                                         $127,618,500
                                                                    ------------
            Capital Goods - 5.3%
            Aerospace & Defense - 0.7%
306,532     United Defense Industries, Inc.*                        $ 10,621,334
                                                                    ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/04 (unaudited)                          (continued)
--------------------------------------------------------------------------------


Shares                                                                     Value
              Electrical Component & Equipment - 1.6%
  600,000     American Power Conversion Corp. (b)                    $11,196,000
1,350,000     Symbol Technologies, Inc.                               16,200,000
                                                                     -----------
                                                                     $27,396,000
                                                                     -----------
              Industrial Conglomerates - 3.0%
  200,000     American Standard Companies, Inc.*                     $21,038,000
  375,000     ITT Industries, Inc.                                    29,733,750
                                                                     -----------
                                                                     $50,771,750
                                                                     -----------
              Total Capital Goods                                    $88,789,084
                                                                     -----------
              Commercial Services & Supplies - 4.7%
              Data Processing Services - 0.1%
   50,000     Equifax, Inc.                                          $ 1,225,500
                                                                     -----------
              Commercial Printing - 2.3%
  325,000     John H. Harland Co.                                    $10,013,250
1,000,000     R.R. Donnelly & Sons Co., Inc.*                         29,420,000
                                                                     -----------
                                                                     $39,433,250
                                                                     -----------
              Diversified Commercial Services - 0.7%
  275,000     H & R Block, Inc.                                      $12,405,250
                                                                     -----------
              Environmental Services - 1.6%
  925,000     Republic Services, Inc.                                $26,658,500
                                                                     -----------
              Total Commercial Services & Supplies                   $79,722,500
                                                                     -----------
              Transportation - 1.5%
              Airlines - 0.5%
  650,000     Southwest Airlines Co.                                 $ 9,282,000
                                                                     -----------
              Railroads - 1.0%
  450,000     Canadian National Railway Co.                          $16,996,500
                                                                     -----------
              Total Transportation                                   $26,278,500
                                                                     -----------
              Consumer Durables & Apparel - 3.9%
              Apparel, Accessories & Luxury Goods - 1.1%
  900,000     The Limited Brands, Inc.                               $18,576,000
                                                                     -----------
              Leisure Products - 2.2%
2,200,000     Mattel, Inc.                                           $37,312,000
                                                                     -----------
              Photographic Products - 0.6%
  350,000     Eastman Kodak Co. (b)                                  $ 9,026,500
                                                                     -----------
              Total Consumer Durables & Apparel                      $64,914,500
                                                                     -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                     Value
               Hotels, Restaurants & Leisure - 3.3%
               Restaurants - 3.3%
  450,000      Brinker International, Inc.*                         $ 17,307,000
  200,000      Outback Steakhouse, Inc.                                8,786,000
  750,000      Tricon Global Restaurants, Inc.*                       29,092,500
                                                                    ------------
                                                                    $ 55,185,500
                                                                    ------------
               Total Hotels, Restaurants & Leisure                  $ 55,185,500
                                                                    ------------
               Media - 0.9%
               Movies & Entertainment - 0.9%
  700,000      Regal Entertainment Group (b)                        $ 15,253,000
                                                                    ------------
               Total Media                                          $ 15,253,000
                                                                    ------------
               Retailing - 7.1%
               Apparel Retail - 2.1%
  400,000      Jones Apparel Group, Inc.                            $ 14,640,000
  575,000      Liz Claiborne, Inc.                                    20,182,500
                                                                    ------------
                                                                    $ 34,822,500
                                                                    ------------
               Department Stores - 0.8%
  400,000      J.C. Penney Co., Inc.                                $ 13,544,000
                                                                    ------------
               General Merchandise Stores - 1.8%
  614,400      American Greetings Corp.*                            $ 12,595,200
  450,000      Sears, Roebuck and Co. (b)                             18,022,500
                                                                    ------------
                                                                    $ 30,617,700
                                                                    ------------
               Specialty Stores - 2.4%
1,700,000      Foot Locker, Inc. (b)                                $ 40,800,000
                                                                    ------------
               Total Retailing                                      $119,784,200
                                                                    ------------
               Food & Drug Retailing - 5.7%
               Drug Retail - 1.4%
  600,000      CVS Corp. (b)                                        $ 23,178,000
                                                                    ------------
               Food Retail - 3.1%
  850,000      ConAgra, Inc.                                        $ 24,556,500
1,200,000      Safeway, Inc.*                                         27,540,000
                                                                    ------------
                                                                    $ 52,096,500
                                                                    ------------
               Hypermarkets & Supercenters - 1.2%
  825,000      BJ'S Wholesale Club, Inc.*                           $ 19,989,750
                                                                    ------------
               Total Food & Drug Retailing                          $ 95,264,250
                                                                    ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/04 (unaudited)                          (continued)
--------------------------------------------------------------------------------


Shares                                                                     Value
               Health Care Equipment & Services - 11.1%
               Health Care Equipment - 2.7%
  725,000      Apogent Technologies, Inc.                           $ 23,504,500
  450,000      Becton, Dickinson & Co.                                22,747,500
                                                                    ------------
                                                                    $ 46,252,000
                                                                    ------------
               Health Care Facilities - 3.6%
  275,000      Manor Care, Inc.                                     $  8,921,000
1,450,000      Tenet Healthcare Corp.*                                17,052,000
1,000,000      Triad Hospitals, Inc.*                                 34,010,000
                                                                    ------------
                                                                    $ 59,983,000
                                                                    ------------
               Health Care Services - 1.3%
  550,000      Laboratory Corp. of America Holdings*                $ 21,857,000
                                                                    ------------
               Managed Health Care - 3.5%
  650,000      CIGNA Corp.                                          $ 41,931,500
  150,000      Wellpoint Health Networks, Inc.*                       16,753,500
                                                                    ------------
                                                                    $ 58,685,000
                                                                    ------------
               Total Health Care Equipment & Services               $186,777,000
                                                                    ------------
               Pharmaceuticals & Biotechnology - 0.4%
               Pharmaceuticals - 0.4%
  350,000      IVAX Corp.*                                          $  7,455,000
                                                                    ------------
               Total Pharmaceuticals & Biotechnology                $  7,455,000
                                                                    ------------
               Banks - 8.9%
               Diversified Banks - 1.8%
  900,000      Charter One Financial, Inc.                          $ 30,033,000
                                                                    ------------
               Regional Banks - 4.5%
  250,000      City National Corp.                                  $ 15,412,500
  425,000      KeyCorp                                                12,622,500
  250,000      Marshall & Ilsley Corp. (b)                             9,192,500
  250,000      North Fork Bancorporation, Inc. (b)                     9,280,000
  525,000      SouthTrust Corp.                                       16,317,000
  275,000      TCF Financial Corp.                                    13,626,250
                                                                    ------------
                                                                    $ 76,450,750
                                                                    ------------
               Thrifts & Mortgage Finance - 2.6%
  275,000      Countrywide Financial Corp.                          $ 16,307,500
  250,000      GreenPoint Financial Corp.                              9,750,000
  400,000      The PMI Group, Inc.                                    17,212,000
                                                                    ------------
                                                                    $ 43,269,500
                                                                    ------------
               Total Banks                                          $149,753,250
                                                                    ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                     Value
               Diversified Financials - 6.2%
               Consumer Finance - 1.5%
   50,000      White Mountains Insurance Group, Ltd.               $ 25,750,000
                                                                   ------------
               Asset Management & Custody Banks - 1.2%
  650,000      Federated Investors, Inc.                           $ 19,110,000
                                                                   ------------
               Consumer Finance - 1.3%
1,800,000      Providian Financial Corp.*                          $ 21,834,000
                                                                   ------------
               Investment Banking & Brokerage - 2.2%
  500,000      A.G. Edwards, Inc.                                  $ 18,295,000
1,325,000      Investment Technology Group, Inc. (b)                 18,987,250
                                                                   ------------
                                                                   $ 37,282,250
                                                                   ------------
               Total Diversified Financials                        $103,976,250
                                                                   ------------
               Insurance - 5.8%
               Insurance Brokers - 2.0%
  475,000      Platinum Underwriters Holdings, Ltd.                $ 15,190,500
  525,000      Willis Group Holdings, Ltd.                           19,062,750
                                                                   ------------
                                                                   $ 34,253,250
                                                                   ------------
               Life & Health Insurance - 0.9%
  300,000      Jefferson - Pilot Corp.                             $ 14,877,000
                                                                   ------------
               Property & Casualty Insurance - 2.9%
  250,000      Ambac Financial Group, Inc.                         $ 17,250,000
  700,000      Safeco Corp.                                          30,653,000
                                                                   ------------
                                                                   $ 47,903,000
                                                                   ------------
               Total Insurance                                     $ 97,033,250
                                                                   ------------
               Software & Services - 1.9%
               Application Software - 0.2%
  100,000      Autodesk, Inc.                                      $  3,350,000
                                                                   ------------
               Data Processing & Outsourced Services - 1.7%
  850,000      The BISYS Group, Inc.*                              $ 12,325,000
  600,000      SunGard Data Systems, Inc.*                           15,642,000
                                                                   ------------
                                                                   $ 27,967,000
                                                                   ------------
               Total Software & Services                           $ 31,317,000
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/04 (unaudited)                          (continued)
--------------------------------------------------------------------------------


Shares                                                                    Value
                 Technology Hardware & Equipment - 8.6%
                 Communications Equipment - 2.6%
  800,000        Century Telephone Enterprises, Inc.              $   23,104,000
  900,000        Tellabs, Inc. (b)*                                    7,857,000
  468,600        Utstarcom, Inc.*                                     12,347,610
                                                                  --------------
                                                                  $   43,308,610
                                                                  --------------
                 Computer Hardware - 2.0%
  761,800        NCR Corp.*                                       $   34,044,842
                                                                  --------------
                 Computer Storage & Peripherals - 1.7%
  200,000        SanDisk Corp.*                                   $    4,630,000
  651,300        Seagate Technology                                    8,147,763
  650,000        Storage Technology Corp.*                            17,075,500
                                                                  --------------
                                                                  $   29,853,263
                                                                  --------------
                 Electronic Equipment & Instruments - 2.3%
  750,000        W.W. Grainger, Inc.                              $   39,300,000
                                                                  --------------
                 Total Technology Hardware & Equipment            $  146,506,715
                                                                  --------------
                 Telecommunication Services - 1.6%
                 Integrated Telecommunication Services - 1.6%
  225,000        Alltel Corp.                                     $   11,326,500
  225,000        Telephone & Data Systems, Inc.                       14,841,000
                                                                  --------------
                                                                  $   26,167,500
                                                                  --------------
                 Total Telecommunication Services                 $   26,167,500
                                                                  --------------
                 Utilities - 6.7%
                 Electric Utilities - 4.6%
  450,000        Constellation Energy Group                       $   17,316,000
  425,000        DTE Energy Co.                                       16,583,500
  300,000        Entergy Corp.                                        16,380,000
1,025,000        PG&E Corp.*                                          28,208,000
                                                                  --------------
                                                                  $   78,487,500
                                                                  --------------
                 Gas Utilities - 1.0%
  450,000        KeySpan Energy Corp.                             $   16,267,500
                                                                  --------------
                 Multi-Utilities & Unregulated Power - 1.1%
2,200,000        Reliant Energy*                                  $   18,282,000
                                                                  --------------
                 Total Utilities                                  $  113,037,000
                                                                  --------------
                 TOTAL COMMON STOCKS
                 (Cost $1,351,018,235)                            $1,650,109,249
                                                                  --------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
Amount                                                                                               Value
                 TEMPORARY CASH INVESTMENTS - 4.6%
                 Repurchase Agreement - 1.7%
$27,400,000      UBS Warburg, Inc., 0.93%, dated 4/30/04, repur-
                 chase price of $27,400,000 plus accrued interest
                 on 5/3/04 collateralized by $24,624,000 U.S.
                 Treasury Bill, 10.75%, 8/15/05                                            $   27,400,000
                                                                                           --------------
    Shares
                 Security Lending Collateral - 2.9%
 49,200,315      Securities Lending Investment Fund, 1.02%                                 $   49,200,315
                                                                                           --------------
                 TOTAL TEMPORARY CASH INVESTMENTS
                 (Cost $76,600,315)(a)                                                     $   76,600,315
                                                                                           --------------
                 TOTAL INVESTMENT IN SECURITIES - 102.6%
                 (Cost $1,427,618,550)                                                     $1,726,709,564
                                                                                           --------------
                 OTHER ASSETS AND LIABILITIES - (2.6)%                                     $  (43,976,475)
                                                                                           --------------
                 TOTAL NET ASSETS - 100.0%                                                 $1,682,733,089
                                                                                           ==============

*  Non-income producing security.

(a) At April 30, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $1,429,957,038 was as follows:

    Aggregate gross unrealized gain for all investments in which
    there is an excess of value over tax cost                                                 $313,766,683

    Aggregate gross unrealized loss for all investments in which
    there is an excess of tax cost over value                                                  (17,014,157)
                                                                                              ------------
    Net unrealized gain                                                                       $296,752,526
                                                                                              ============
(b) At April 30, 2004, the following securities were out on loan:
                                                        Market
   Shares                 Description                   Value
-----------   -----------------------------------   -------------
  100,000     American Power Conversion Corp.       $ 1,877,000
   18,700     CVS Corp.                                 722,381
  260,600     Eastman Kodak Co.                       6,720,874
   69,500     Foot Locker, Inc.                       1,668,000
  436,100     Investment Technology Group, Inc.       6,249,313
  235,100     Marshall & Ilsley Corp.                 8,644,627
   25,800     North Fork Bancorporation, Inc.           957,696
  393,500     Regal Entertainment Group               8,574,365
   67,515     Sears, Roebuck and Co.                  2,556,793
  855,000     Tellabs, Inc.*                          7,464,150
    3,300     Weatherford International, Inc.*          143,484
                                                    -----------
              Total                                 $45,578,683
                                                    ===========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended April 30, 2004 aggregated $572,990,713 and $364,073,240, respectively.

   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 4/30/04 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (including securities
   loaned of $45,578,683) (cost $1,427,618,550)                $1,726,709,564
  Receivables -
   Investment securities sold                                      25,453,592
   Fund shares sold                                                 2,131,622
   Dividends, interest and foreign taxes withheld                     742,208
  Other                                                                 5,622
                                                               --------------
   Total assets                                                $1,755,042,608
                                                               --------------
LIABILITIES:
  Payables -
   Investment securities purchased                             $   18,262,825
   Fund shares repurchased                                          1,646,549
   Upon return of securities loaned                                49,200,315
  Due to Bank                                                       1,067,827
  Due to affiliates                                                 1,989,792
  Accrued expenses                                                    142,211
                                                               --------------
   Total liabilities                                           $   72,309,519
                                                               --------------
NET ASSETS:
  Paid-in capital                                              $1,242,359,307
  Accumulated net investment loss                                  (2,160,377)
  Accumulated net realized gain on investments                    143,443,145
  Net unrealized gain on investments                              299,091,014
                                                               --------------
   Total net assets                                            $1,682,733,089
                                                               ==============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $1,363,097,192/57,343,208 shares)          $        23.77
                                                               ==============
  Class B (based on $228,851,981/10,510,511 shares)            $        21.77
                                                               ==============
  Class C (based on $79,579,319/3,683,252 shares)              $        21.61
                                                               ==============
  Class R (based on $1,772,511/74,846 shares)                  $        23.68
                                                               ==============
  Class Y (based on $9,432,086/388,693 shares)                 $        24.27
                                                               ==============
MAXIMUM OFFERING PRICE:
  Class A ($23.77 [divided by] 94.25%)                         $        25.22
                                                               ==============
  Class C ($21.61 [divided by] 99.00%)                         $        21.83
                                                               ==============

   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 4/30/04

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $16,886)   $10,219,085
  Interest                                                   178,851
  Income from securities loaned, net                          19,892
                                                          -----------
   Total investment income                                                  $ 10,417,828
                                                                            ------------
EXPENSES:
  Management fees
   Basic Fee                                             $ 5,367,793
   Performance Adjustment                                    676,749
  Transfer agent fees
   Class A                                                 1,158,696
   Class B                                                   451,404
   Class C                                                   165,891
   Class R                                                       251
   Class Y                                                       366
  Distribution fees
   Class A                                                 1,641,226
   Class B                                                 1,232,805
   Class C                                                   343,193
   Class R                                                     2,244
  Administrative fees                                        159,264
  Custodian fees                                              44,181
  Registration fees                                          104,594
  Professional fees                                           31,406
  Printing                                                  (115,942)
  Fees and expenses of nonaffiliated trustees                 10,747
  Miscellaneous                                               14,241
                                                          -----------
   Total expenses                                                           $ 11,289,109
                                                                            ------------
   Less fees paid indirectly                                                $    (13,632)
                                                                            ------------
   Net expenses                                                             $ 11,275,477
                                                                            ------------
     Net investment loss                                                    $   (857,649)
                                                                            ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                          $145,802,708
                                                                            ------------
  Change in net unrealized loss on investments                              $ (4,525,567)
                                                                            ------------
   Net gain on investments                                                  $141,277,141
                                                                            ------------
   Net increase in net assets resulting from operations                     $140,419,492
                                                                            ============

   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 4/30/04 and the Year Ended 10/31/03

                                                         Six Months
                                                           Ended
                                                          4/30/04            Year Ended
                                                        (unaudited)           10/31/03
FROM OPERATIONS:
Net investment income (loss)                           $     (857,649)    $      583,463
Net realized gain on investments                          145,802,708         37,553,797
Change in net unrealized gain (loss) on investments        (4,525,567)       317,467,900
                                                       --------------     --------------
   Net increase in net assets resulting
     from operations                                   $  140,419,492     $  355,605,160
                                                       --------------     --------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.03 and $0.00 per share, respectively)    $   (1,705,022)    $            -
  Class R ($0.10 and $0.00 per share, respectively)            (1,604)                 -
  Class Y ($0.11 and $0.00 per share, respectively)           (42,730)                 -
Net realized gain:
  Class A ($0.49 and $0.00 per share, respectively)    $  (26,782,265)    $            -
  Class B ($0.49 and $0.00 per share, respectively)        (5,806,719)                 -
  Class C ($0.49 and $0.00 per share, respectively)        (1,376,991)                 -
  Class R ($0.49 and $0.00 per share, respectively)            (7,501)                 -
  Class Y ($0.49 and $0.00 per share, respectively)          (179,420)                 -
                                                       --------------     --------------
   Total distributions to shareowners                  $  (35,902,252)    $            -
                                                       --------------     --------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                       $  231,982,814     $  267,527,996
Reinvestment of distributions                              31,598,818                  -
Cost of shares repurchased                               (197,361,982)      (307,796,399)
                                                       --------------     --------------
  Net increase (decrease) in net assets resulting
   from fund share transactions                        $   66,219,650     $  (40,268,403)
                                                       --------------     --------------
  Net increase in net assets                           $  170,736,890     $  315,336,757
NET ASSETS:
Beginning of period                                     1,511,996,199      1,196,659,442
                                                       --------------     --------------
End of period (including accumulated net investment
  (loss) income of ($2,160,377) and $446,628,
  respectively)                                        $1,682,733,089     $1,511,996,199
                                                       ==============     ==============

   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                  (continued)
--------------------------------------------------------------------------------
For the Six Months Ended 4/30/04 and the Year Ended 10/31/03


                                   '04 Shares      '04 Amount
                                  (unaudited)      (unaudited)       '03 Shares       '03 Amount
CLASS A
Shares sold                         7,111,443     $ 168,535,575      11,143,948     $ 212,727,487
Reinvestment of distributions       1,148,872        25,351,636              --                --
Less shares repurchased            (5,235,045)     (123,395,736)     (9,451,400)      173,777,134
                                   ----------     -------------      ----------     -------------
  Net increase                      3,025,270     $  70,491,475       1,692,548     $  38,950,353
                                   ==========     =============      ==========     =============
CLASS B
Shares sold                         1,455,632     $  31,580,196       1,805,444     $  31,685,061
Reinvestment of distributions         245,154         4,957,007              --                --
Less shares repurchased            (2,970,698)      (65,094,375)     (6,876,382)     (119,092,518)
                                   ----------     -------------      ----------     -------------
  Net decrease                     (1,269,912)    $ (28,557,172)     (5,070,938)    $ (87,407,457)
                                   ==========     =============      ==========     =============
CLASS C
Shares sold                         1,366,704     $  29,313,726       1,273,436     $  22,294,515
Reinvestment of distributions          53,189         1,068,044              --                --
Less shares repurchased              (390,743)       (8,400,897)       (835,571)      (14,080,793)
                                   ----------     -------------      ----------     -------------
  Net increase                      1,029,150     $  21,980,873         437,865     $   8,213,722
                                   ==========     =============      ==========     =============
CLASS R*
Shares sold                            77,820     $   1,831,056           1,798     $      36,915
Reinvestment of distributions             410             9,087              --                --
Less shares repurchased                (5,160)         (125,410)            (22)             (462)
                                   ----------     -------------      ----------     -------------
  Net increase                         73,070     $   1,714,733           1,776     $      36,453
                                   ==========     =============      ==========     =============
CLASS Y
Shares sold                            29,975     $     722,261          42,036     $     784,020
Reinvestment of distributions           9,409           213,044              --                --
Less shares repurchased               (14,135)         (345,564)        (45,759)         (845,492)
                                   ----------     -------------      ----------     -------------
  Net increase (decrease)              25,249     $     589,741          (3,723)    $     (61,472)
                                   ==========     =============      ==========     =============

*Class R shares were first publicly offered on April 1, 2003.

   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    Six Months
                                                      Ended
                                                      4/30/04        Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
CLASS A                                             (unaudited)       10/31/03     10/31/02     10/31/01     10/31/00     10/31/99
Net asset value, beginning of period                $  22.25         $    16.93    $ 19.29      $  20.83     $  19.90    $    19.02
                                                    --------         ----------    -------      --------     --------    ----------
Increase (decrease) from investment operations:
 Net investment income (loss)                       $   0.01         $     0.04    $ (0.02)     $  (0.01)    $   0.11    $     0.12
 Net realized and unrealized gain (loss) on
 investments                                            2.03               5.28      (0.97)         0.34         3.46          1.70
                                                    --------         ----------    -------      --------     --------    ----------
  Net increase (decrease) from investment
  operations                                        $   2.04         $     5.32    $ (0.99)     $   0.33     $   3.57    $     1.82
Distributions to shareowners:
 Net investment income                                 (0.03)                --         --            --           --         (0.02)
 Net realized gain                                     (0.49)                --      (1.37)        (1.87)       (2.64)        (0.92)
                                                    --------         ----------    -------      --------     --------    ----------
Net increase (decrease) in net asset value          $   1.52         $     5.32    $ (2.36)     $  (1.54)    $   0.93    $     0.88
                                                    --------         ----------    -------      --------     --------    ----------
Net asset value, end of period                      $  23.77         $    22.25    $ 16.93      $  19.29     $  20.83    $    19.90
                                                    ========         ==========    =======      ========     ========    ==========
Total return*                                           9.37%             31.42%     (5.99)%        1.85%       20.00%        10.02%
Ratio of net expenses to average net assets+            1.19%**(a)         1.37%      1.30%         1.24%        1.13%         1.18%
Ratio of net investment income (loss) to average
 net assets+                                            0.08%**(a)         0.24%     (0.09)%        0.01%        0.27%         0.37%
Portfolio turnover rate                                   46%**              58%        65%           95%          70%           75%
Net assets, end of period (in thousands)          $1,363,097         $1,208,400   $890,856      $921,310     $945,583    $1,067,562
Ratios with reduction for fees paid indirectly:
 Net expenses                                           1.19%**(a)         1.37%      1.30%         1.22%        1.11%         1.16%
 Net investment income (loss)                           0.08%**(a)         0.24%     (0.09)%        0.03%        0.29%         0.39%

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
 +  Ratios with no reduction for fees paid indirectly.
(a) In the absence of the negative printing fees in the statement of operations, which relates to a change in estimate for printing fees in the period ended October 31, 2003, the gross expense ratio and net investment income ratio to average net assets would have been 1.20% and 0.07%, respectively.

   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    Six Months
                                                       Ended
                                                       4/30/04       Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
CLASS B                                              (unaudited)      10/31/03     10/31/02     10/31/01     10/31/00     10/31/99
Net asset value, beginning of period                 $  20.48         $ 15.72      $ 18.14      $ 19.85      $ 19.22      $ 18.52
                                                     --------         -------      -------      -------      -------      -------
Increase (decrease) from investment operations:
 Net investment loss                                 $  (0.10)        $ (0.13)     $ (0.18)     $ (0.10)     $ (0.20)     $ (0.18)
 Net realized and unrealized gain (loss) on
 investments                                             1.88            4.89        (0.87)        0.26         3.47         1.80
                                                     --------         -------      -------      -------      -------      -------
  Net increase (decrease) from investment
  operations                                         $   1.78         $  4.76      $ (1.05)     $  0.16      $  3.27      $  1.62
Distributions to shareowners:
 Net realized gain                                      (0.49)             --        (1.37)       (1.87)       (2.64)       (0.92)
                                                     --------         -------      -------      -------      -------      -------
Net increase (decrease) in net asset value           $   1.29         $  4.76      $ (2.42)     $ (1.71)     $  0.63      $  0.70
                                                     --------         -------      -------      -------      -------      -------
Net asset value, end of period                       $  21.77         $ 20.48      $ 15.72      $ 18.14      $ 19.85      $ 19.22
                                                     ========         =======      =======      =======      =======      =======
Total return*                                            8.89%          30.28%       (6.75)%       1.01%       19.04%        9.17%
Ratio of net expenses to average net assets+             2.13%**(a)      2.22%        2.10%        2.03%        1.91%        2.00%
Ratio of net investment loss to average net assets+     (0.85)%**(a)    (0.61)%      (0.89)%      (0.78)%      (0.52)%      (0.44)%
Portfolio turnover rate                                    46%**           58%          65%          95%          70%          75%
Net assets, end of period (in thousands)             $228,852        $241,313     $264,881     $330,926     $336,301     $412,116
Ratios with reduction for fees paid indirectly:
 Net expenses                                            2.13%**(a)      2.22%        2.10%        2.01%        1.90%        1.99%
 Net investment loss                                    (0.85)%**(a)    (0.61)%      (0.89)%      (0.76)%      (0.51)%      (0.43)%


 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
 +  Ratios with no reduction for fees paid indirectly.
(a) In the absence of the negative printing fees in the statement of operations, which relates to a change in estimate for printing fees in the period ended October 31, 2003, the gross expense ratio and net investment income ratio to average net assets would have been 2.14% and (0.86)%, respectivlely.

   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    Six Months
                                                      Ended
                                                      4/30/04         Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
CLASS C                                              (unaudited)        10/31/03    10/31/02     10/31/01     10/31/00     10/31/99
Net asset value, beginning of period                  $ 20.34          $ 15.61      $18.04       $19.76        $19.16       $18.49
                                                      -------          -------      -------       ------        ------       -----
Increase (decrease) from investment operations:
 Net investment income (loss)                         $ (0.09)         $ (0.10)     $(0.16)      $ 0.03        $(0.26)      $(0.21)
 Net realized and unrealized gain (loss) on
 investments                                             1.85             4.83       (0.90)        0.12          3.50         1.80
                                                      -------          -------      ------        ------        -----        -----
  Net increase (decrease) from investment
  operations                                          $  1.76          $  4.73      $(1.06)      $ 0.15        $ 3.24       $ 1.59
Distributions to shareowners:
 Net realized gain                                      (0.49)              --       (1.37)       (1.87)        (2.64)       (0.92)
                                                      -------          -------      ------        -----         -----        -----
Net increase (decrease) in net asset value            $  1.27          $  4.73      $(2.43)      $(1.72)       $ 0.60       $ 0.67
                                                      -------          -------      ------        -----         ------       -----
Net asset value, end of period                        $ 21.61          $ 20.34      $15.61       $18.04        $19.76       $19.16
                                                      =======          =======      ======        =====         =====        =====
Total return*                                            8.85%           30.30%      (6.85)%       0.96%        18.92%        9.02%
Ratio of net expenses to average net assets+             2.25%**(a)       2.28%       2.20%        2.11%         2.01%        2.09%
Ratio of net investment loss to average net assets+     (1.00)%**(a)     (0.68)%     (0.99)%      (0.86)%       (0.61)%      (0.52)%
Portfolio turnover rate                                    46%**            58%         65%          95%           70%          75%
Net assets, end of period (in thousands)              $79,579          $53,982     $34,605      $29,547       $24,495      $32,373
Ratios with reduction for fees paid indirectly:
 Net expenses                                            2.25%**(a)       2.28%       2.20%        2.09%         1.98%        2.07%
 Net investment loss                                    (1.00)%**(a)     (0.68)%     (0.99)%      (0.84)%       (0.58)%      (0.50)%


 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
 +  Ratios with no reduction for fees paid indirectly.
(a) In the absence of the negative printing fees in the statement of operations, which relates to a change in estimate for printing fees in the period ended October 31, 2003, the gross expense ratio and net investment income ratio to average net assets would have been 2.26% and (1.01)%, respectively.

      The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Six Months
                                                             Ended            4/1/03 (a)
                                                            4/30/04               to
                                                          (unaudited)          10/31/03
CLASS R
Net asset value, beginning of period                        $22.25              $16.81
                                                            ------              ------
Increase from investment operations:
  Net investment income                                     $ 0.06              $   --
  Net realized and unrealized gain on investments             1.96                5.44
                                                            ------              ------
   Net increase from investment operations                  $ 2.02              $ 5.44
Distributions to shareowners:
  Net investment income                                      (0.10)                 --
  Net realized gain                                          (0.49)                 --
                                                            ------              ------
Net increase in net asset value                             $ 1.43              $ 5.44
                                                            ------              ------
Net asset value, end of period                              $23.68              $22.25
                                                            ======              ======
Total return*                                                 9.26%              32.36%
Ratio of net expenses to average net assets+                  1.32%**(b)          1.31%**
Ratio of net investment loss to average net assets+          (0.17)%**(b)        (0.08)%**
Portfolio turnover rate                                         46%**               58%
Net assets, end of period (in thousands)                    $1,773              $   40
Ratios with reduction for fees paid indirectly:
  Net expenses                                                1.32%**(b)          1.31%**
  Net investment loss                                        (0.17)%**(b)        (0.08)%**

(a) Class R shares were first publicly offered on April 1, 2003.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
 +  Ratios with no reduction for fees paid indirectly.
(b) In the absence of the negative printing fees in the statement of operations, which relates to a change in estimate for printing fees in the period ended October 31, 2003, the gross expense ratio and net investment income ratio to average net assets would have been 1.33% and (0.18)%, respectively.


   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        Six Months
                                                           Ended
                                                          4/30/04      Year Ended  Year Ended   Year Ended   Year Ended   Year Ended
CLASS Y                                                 (unaudited)     10/31/03    10/31/02     10/31/01     10/31/00     10/31/99
Net asset value, beginning of period                      $22.73         $17.21      $ 19.50      $ 20.94      $ 19.91      $ 19.06
                                                          ------         ------      -------      -------      -------      -------
Increase (decrease) from investment operations:
 Net investment income                                    $ 0.06         $ 0.15      $  0.06      $  0.07      $  0.20      $  0.19
 Net realized and unrealized gain (loss) on investments     2.08           5.37        (0.98)        0.36         3.47         1.72
                                                          ------         ------      -------      -------      -------      -------
  Net increase (decrease) from investment operations      $ 2.14         $ 5.52      $ (0.92)     $  0.43      $  3.67      $  1.91
Distributions to shareowners:
 Net investment income                                     (0.11)            --           --           --           --        (0.14)
 Net realized gain                                         (0.49)            --        (1.37)       (1.87)       (2.64)       (0.92)
                                                          ------         ------      -------      -------      -------      -------
Net increase (decrease) in net asset value                $ 1.54         $ 5.52      $ (2.29)     $ (1.44)     $  1.03      $  0.85
                                                          ------         ------      -------      -------      -------      -------
Net asset value, end of period                            $24.27         $22.73      $ 17.21      $ 19.50      $ 20.94      $ 19.91
                                                          ======         ======      =======      =======      =======      =======
Total return*                                               9.64%         32.07%       (5.54)%       2.36%       20.56%       10.54%
Ratio of net expenses to average net assets+                0.78%**(a)     0.84%        0.84%        0.76%        0.63%        0.66%
Ratio of net investment income to average net assets+       0.49%**(a)     0.76%        0.37%        0.49%        0.77%        0.88%
Portfolio turnover rate                                       46%**          58%          65%          95%          70%          75%
Net assets, end of period (in thousands)                  $9,432         $8,261      $ 6,318      $ 3,642      $ 3,376      $ 3,976
Ratios with reduction for fees paid indirectly:
 Net expenses                                               0.78%**(a)     0.84%        0.83%        0.75%        0.61%        0.65%
 Net investment income                                      0.49%**(a)     0.76%        0.38%        0.50%        0.79%        0.89%



 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
 +  Ratios with no reduction for fees paid indirectly.
(a) In the absence of the negative printing fees in the statement of operations, which relates to a change in estimate for printing fees in the period ended October 31, 2003, the gross expense ratio and net investment income ratio to average net assets would have been 0.79% and 0.48%, respectively.

      The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/04 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Mid Cap Value Fund (the Fund), is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.

The Fund offers five classes of shares - Class A, Class B, Class C, Class R and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class B, Class C, and Class R shareowners have exclusive voting rights with respect to the distribution plan for each class. There is no distribution plan for Class Y shareowners.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/04 (unaudited)                 (continued)
--------------------------------------------------------------------------------

    completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. At April 30, 2004 there were no securities fair valued. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. Temporary cash investments are valued at amortized cost.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amount and characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of current year distributions paid will be determined at the end of the current fiscal year. No distributions were paid by the Fund for the fiscal year ended October 31, 2003.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    The following shows the components of distributable earnings on a federal income tax basis at October 31, 2003:

--------------------------------------------------------------------------------
                                                                          2003
--------------------------------------------------------------------------------
  Undistributed ordinary income                                     $ 12,778,412
  Undistributed long-term gain                                        21,800,037
  Unrealized appreciation                                            301,278,093
                                                                    ------------
   Total                                                            $335,856,542
                                                                    ============
--------------------------------------------------------------------------------

    The difference between book basis and tax-basis unrealized appre ciation is attributable to the tax deferral of losses on wash sales.

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned approximately $155,354 in underwriting commissions on the sale of Fund shares during the six months ended April 30, 2004.

D.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively. Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note
    3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, on

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/04 (unaudited)                    (continued)
--------------------------------------------------------------------------------

    the same day, and in the same amount, except that Class A, Class B, Class C, Class R and Class Y shares bear different transfer agent and distribution fees.

E. Securities Lending

    The Fund lends securities in its Portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

F. Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement
PIM manages the Fund's portfolio and is a wholly owned indirect subsidiary of UniCredito Italiano. PIM receives a basic fee that is calculated at the annual rate of 0.70% of the Fund's average daily net assets up to $500 million; 0.65% of the next $500 million; and 0.625% of the excess over $1 billion. The basic fee is subject to a

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

performance adjustment up to a maximum of - 0.10% based on the Fund's investment performance as compared with the Russell Midcap Value Index. Pursuant to a shareowner vote on April 17, 2003 the benchmark was changed from the Lipper Growth Funds Index effective May 1, 2003; however the Lipper Growth Funds Index will be used for monthly periods prior to May 1, 2003 until it is eventually phased out. The performance comparison is made for a rolling 36-month period. For the six months ended April 30, 2004, the aggregate performance adjustment resulted in a increase to the basic fee of $676,749. The management fee was equivalent to 0.74% of the average daily net assets for the period.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. On April 30, 2004, $1,099,251 was payable to PIM related to management fees, administrative fees and certain others services, and is included in due to affiliates.

3. Transfer Agent
PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $320,758 in transfer agent fees payable to PIMSS at April 30, 2004.

4. Distribution and Service Plans
The Fund adopted Plans of Distribution with respect to Class A, Class B, Class C and Class R shares (Class A Plan, Class B Plan, Class C Plan and Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/04 (unaudited)                    (continued)
--------------------------------------------------------------------------------

shares for distribution services. Included in due to affiliates is $569,783 in distribution fees payable to PFD at April 30, 2004. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on certain net asset value purchases of Class A shares that are redeemed within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase may be subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended April 30, 2004, CDSCs in the amount of $130,486 were paid to PFD.

5. Expense Offset Arrangements
The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended April 30, 2004, the Fund's expenses were reduced by $13,632 under such arrangements.

6. Line of Credit Facility
The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended April 30, 2004, the Fund had no borrowings under this agreement.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------


Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
Mary K. Bush                             Osbert M. Hood, Executive
Richard H. Egdahl, M.D.                    Vice President
Margaret B.W. Graham                     Vincent Nave, Treasurer
Osbert M. Hood                           Dorothy E. Bourassa, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop


Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.




Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). This information is also available at pioneerfunds.com and on the Securities and Exchange Commission's web site at http://www.sec.gov.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------
PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS
--------------------------------------------------------------------------------

Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-8O0-225-6292.


FactFone(SM)
Our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your 10-digit account number, your three-digit fund number and your four-digit personal identification number at hand.


6-Month Reinstatement Privilege (for Class A and Class B Shares)

Enables you to reinvest all or a portion of the money you redeem from your Pioneer account - without paying a sales charge - within 6 months of your redemption. You have the choice of investing in any Pioneer fund provided the account has the exact same registration and meets the fund's minimum investment requirement. Reinstated accounts may only purchase Class A fund shares.


Investomatic Plan
An easy and convenient way for you to invest on a regular basis. All you need to do is authorize a set amount of money to be moved out of your bank account into the Pioneer fund of your choice. Investomatic also allows you to change the dollar amount, frequency and investment date right over the phone. By putting aside affordable amounts of money regularly, you can build a long-term investment - without sacrificing your current standard of living.


Payroll Investment Program (PIP)
Lets you invest in a Pioneer fund directly through your paycheck. All that's involved is for your employer to fill out an authorization form allowing Pioneer to deduct from participating employees' paychecks. You specify the dollar amount you want to invest into the Pioneer fund(s) of your choice.

Pioneer Mid Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Automatic Exchange Program
A simple way to move money from one Pioneer fund to another over a period of time. Just invest a lump sum in one fund, and select the other Pioneer funds you wish to invest in. You choose the amounts and dates for Pioneer to sell shares of your original fund and use the proceeds to buy shares of the other funds you have chosen. Over time, your investment will be shifted out of the original fund. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)


Directed Dividends
Lets you invest cash dividends from one Pioneer fund to an account in another Pioneer fund with no sales charge or fee. Simply fill out the applicable information on a Pioneer Account Options Form. (This program is available for dividend payments only; capital gains distributions are not eligible at this time.)


Direct Deposit
Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.


Systematic Withdrawal Plan (SWP)
Lets you establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month. Pioneer will send the proceeds by check to the address you designate, or electronically to your bank account. You also can authorize Pioneer to make the redemptions payable to someone else. (SWPs are available for accounts with a value of $10,000 or more.)

--------------------------------------------------------------------------------
RETIREMENT PLANS FROM PIONEER
--------------------------------------------------------------------------------


Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retire-ment plans, contact your investment professional, or call Pioneer at 1-800-622-0176.


Individual Retirement Accounts (IRAs)


Traditional IRA*
For anyone under age 701/2 earning income. Individuals can contribute up to $3,000, or $3,500 if age 50 or older, annually. Earnings are tax-deferred, and contributions may be tax-deductible.


Roth IRA*
Available to single individuals earning less than $110,000 in income annually, and married couples with joint income less than $160,000. Contributions of up to $3,000, or $3,500 if age 50 or older, a year are not tax-deductible, but all earnings are tax-free for qualified withdrawals. Distributions are tax and penalty-free if certain conditions are met.


Employer-Sponsored Plans


Uni-K Plan*
A 401(k) plan designed specifically for any business that employs only owners and their spouses. Participants can make salary deferral contributions up to $13,000 per year, or $16,000 if age 50 or older. In addition, each year the business may contribute up to 25% of pay.


Uni-DB Plan
A full service defined benefit plan for small business owners over age 45 with up to five employees. Employer contributions are required. The plan allows for the maximum deductible contribution up to $165,000 or more.


401(k) Plan*
Allows employees to make pre-tax contributions through payroll deduction, up to $13,000, or $16,000 if age 50 or older, per year. Employers' contributions are discretionary. The 401(k) offers companies maximum flexibility.


Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


SIMPLE IRA Plan*
The Savings Incentive Match PLan for Employees (SIMPLE) is designed for employers with 100 or fewer eligible employees. Employees can decide whether to contribute. Employers must contribute.


403(b) Plan*
Also known as a Tax-Sheltered Account (TSA), this plan lets employees of public schools, non-profit hospitals and other tax-exempt organizations make pre-tax contributions through payroll deduction.


SEP-IRA
The Simplified Employee Pension (SEP) plan lets self-employed people and small-business owners make tax-deductible contributions of up to 25% of income, while maintaining complete contribution flexibility each year.


Profit Sharing Plan
Companies can decide each year whether - and how much - to contribute to participants, up to 25% of each participant's pay. Can include vesting schedules that are not available with a SEP-IRA.


Age-Based Profit Sharing Plan
Employer contributions are flexible, but are based on a formula using age and salary. Each year, a business can contribute up to 25% of the total eligible payroll.


Money Purchase Pension Plan (MPP)
Allows employer contributions, up to 25% of pay annually. Companies must contribute a fixed percentage of pay each year.


* Special Catch-Up Provisions are available to individuals age 50 and older to contribute additional amounts to their retirement accounts. For more information, call our Retirement Plans Information line at 1-800-622-0176.




Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------


We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:


Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292


FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321


Retirement plans information                                      1-800-622-0176


Telecommunications Device for the Deaf (TDD)                      1-800-225-1997


Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                                 1-800-225-4240


Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)


Visit our web site:                                         www.pioneerfunds.com


Please consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

(LOGO) PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street                                                    15920-00-0604
Boston, Massachusetts 02109              (C)2004 Pioneer Funds Distributor, Inc.
www.pioneerfunds.com            Underwriter of Pioneer mutual funds, Member SIPC

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Mid Cap Value Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date June 30, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date June 30, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date June 30, 2004

* Print the name and title of each signing officer under his or her signature.